Property and Equipment, Net - Schedule of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 13,424	$ 25,207	$ 24,678
Less: Accumulated depreciation	(11,752)	(20,105)	(17,437)
Property and equipment, net	1,672	5,102	7,241
Computer and office equipment [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	2,166	2,386	2,378
Software [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	2,451	2,583	2,385
Lab equipment [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	5,028	16,377	16,372
Furniture and fixtures [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	377	470	456
Leasehold improvements [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 3,402	$ 3,391	$ 3,087